Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities
	December 31,
	2025	2024

Employees and related expenses	$668,479	$941,487
Provision for warranty	15,000	15,000
Accrued expenses	131,924	230,742
Current maturities of operating leases	203,096	164,395
Government authorities	63,818	180,869
	$1,082,317	$1,532,493